DIGITAL SECURITIES (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 17, 2024	Apr. 26, 2022	Dec. 31, 2023	Dec. 31, 2022
DIGITAL SECURITIES
Digital securities liability			$ 0	$ 648
Class A ordinary shares
DIGITAL SECURITIES
Stock issued during period, shares, conversion of convertible securities			2,503,183	12,166,519
DIGITAL SECURITIES
DIGITAL SECURITIES
Conversion price		80.00%
Number of digital securities		648
Purchase price per digital security		$ 1,000
Financial Instrument, Conversion to Common Stock, Conversion Price Percentage		80.00%
DIGITAL SECURITIES | Class A ordinary shares
DIGITAL SECURITIES
Conversion price	80.00%
Stock issued during period, shares, conversion of convertible securities	23,142
Share price	$ 35.00
Financial Instrument, Conversion to Common Stock, Conversion Price Percentage	80.00%